1933 Act File No. 33-48907
                                                   1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     ------

     Pre-Effective Amendment No.         ............................

     Post-Effective Amendment No.   25   ............................   X
                                  -------                            ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

     Amendment No.    25   ..........................................   X
                   --------                                          ------

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               770 N. Water Street
                           Milwaukee, Wisconsin 53202

                    (Address of Principal Executive Offices)

                                 (414) 287-8555

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b) on ___________, 19__ pursuant to paragraph (b)

 X 60 days after filing pursuant to paragraph (a) (i) _ on __________, 1999 pursuant to paragraph (a) (i) _ 75 days after filing pursuant to paragraph
 (a)(ii)

    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:        Janet Olsen, Esquire
                  Bell, Boyd & Lloyd
                  Three First National Plaza

                  70 West Madison Street, Suite 3300
                  Chicago, Illinois 60602-4207

[MARSHALL LOGO]]

(Marshall International Stock Fund)

Class I Shares

Table of Contents

Risk/Return Profile......................   2
Fees and Expenses of the Fund............   3
The Main Risks of Investing in the Fund..   4
How to Buy Shares........................   6
How to Redeem Shares.....................   8
Account and Share Information............  10
Marshall Funds, Inc. Information.........  12
Financial Information....................  13

[COVER TO BE ADDED LATER]

An international equity mutual fund seeking to provide capital appreciation by investing primarily in a diversified portfolio of common stocks of companies outside of the United States.

Shares of the Marshall International Stock Fund, like shares of all mutual funds, are not bank deposits, federally insured or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus
August 20, 1999

[GRAPHIC] Risk/Return Profile

Marshall International Stock Fund

[GRAPHIC]

Goal: The Fund's goal is to provide capital appreciation.

Strategy: The Fund invests in common stocks of companies located outside the United States. The Fund targets companies with strong competitive positions, earning high returns on capital, and selling at a discount to global industry leaders.

Risks: The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Foreign securities pose additional risks over U.S.-based securities. The Fund is also subject to sector risks. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Annual Total Return (calendar years 1995-1998)*

[GRAPH APPEARS HERE]

Total Return

Best quarter                      (4Q98)   16.30%
Worst quarter                     (3Q98)  (19.06%)
Most recent quarter               (2Q99)    2.98%

Average Annual Total Return through 12/31/98**

                               Since 9/1/94
                                inception      1 Year

Fund                               8.65%        3.26%
EAFE Index                         7.28%       20.00%
LIFI                               8.41%       12.66%

* The bar chart and total return information is for the Fund's Class Y Shares which are not offered in this prospectus. The Fund's Class I Shares would have had similar annual returns to those shown because the Shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

** The table shows the Fund's average annual total returns for the Class Y
   Shares over a period of time. In addition, the performance of the Fund's Class YShares is compared to the Morgan Stanley Capital Europe, Australia, Far East Index (EAFE Index), and the Lipper International Funds Index (LIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.

Fees and Expenses of the Fund [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)  None

Annual Fund Operating Expenses (Before Waivers)(1)

(expenses deducted and expressed as a percentage of the Fund's net assets)

Management Fee                                                   1.00%

Distribution (12b-1) Fee                                         None

Shareholder Servicing Fee                                        None

Other Expenses                                                   0.24%

Total Annual Fund Operating Expenses                             1.24%

(1) The adviser expects to voluntarily waive a portion of the advisory fee. This amount is shown below along with the net expenses the Fund expects to actually pay for the fiscal year ended August 31, 2000. The adviser may terminate this voluntary waiver at any time.

Total Waivers of Fund Expenses                                   0.03%

Total Actual Annual Fund Operating Expenses (after waivers)      1.21%

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        Class I Shares

1 Year                                      $  126
3 Years                                     $  393
5 Years                                     $  681
10 Years                                    $1,500

[GRAPHIC] The Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuation in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

      Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.- based securities for a number of reasons. Because the Fund invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, structure volatility of investments, taxation policies, currency exchange rates and regulations and accounting standards. The Fund may incur costs and expenses when making foreign investments that are higher than when making domestic investments, which will affect the Fund's total return.

      Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign securities change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

      With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of securities issued by their governments.

SectorRisks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Main Risks of Investing in the Fund (cont.) [GRAPHIC]

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund's Adviser or Sub-adviser believes it is appropriate to do so in light of the Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

[GRAPHIC] How to Buy Shares

What  Do Shares Cost? You can buy Class I Shares of the Fund at net asset value
      (NAV), without a sales charge, on any day the New York Stock Exchange
      (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. NAV is determined for the Fund at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. In calculating NAV, the Fund's portfolio is valued using market prices.

      Securities held by the Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's shares.

      To open an account with the Fund, your first investment must be at least $5 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

      You may also purchase shares through a broker/dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of the Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund's prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

      Your purchase order must be received by the Fund by 3:00 p.m. (Central
      Time) to get that day's NAV. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

      In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

Fund Purchase Easy Reference Table [GRAPHIC]

[GRAPHIC] Phone

     . Once you have opened an account and if you authorized telephone privileges in your Account Application or by subsequently completing an authorization form, you may purchase additional shares by calling MFIS at 1-800-236-FUND (3863).

[GRAPHIC] Mail

     . To open an account, send your completed Account Application and check payable to "Marshall Funds" to the following address:

                Marshall Funds Investor Services
                P.O. Box 1348
                Milwaukee, WI 53201-1348

     . To add to your existing Fund account, send in your check, payable to "Marshall Funds," to the same address. Indicate your Fund account number on the check.

[GRAPHIC] Wire

     . Notify MFIS at 1-800-236-FUND (3863) by 3:00 p.m. (Central Time).

     . Then wire the money to:

                M&I Marshall & Ilsley Bank
                ABA Number 075000051

     . Credit to: Marshall Funds, Deposit Account, Account Number 27480;

     . Further credit to: Class I Shares International Stock Fund Re:
       [Shareholder name and Account number].

     . If a new account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.

     . Mail a completed Account Application to the Fund at the address above under "Purchases by Mail."

     . Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve Wire System are open for business.

[GRAPHIC] How to Redeem Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS.

      Redemption requests for the Fund must be received by 3:00 p.m. (Central
      Time) in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Fund Redemption Easy Reference Table

[GRAPHIC] Phone

     . If you have authorized the telephone redemption privilege in your Account
       Application or by a subsequent authorization form, you may redeem shares by telephone.

[GRAPHIC] Wire/Electronic Transfer

     . Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your Account Application or subsequent form.

     . Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.

     . Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Additional Conditions for Redemptions [GRAPHIC]

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However,

      payment may be delayed up to seven days:

      . to allow your purchase payment to clear;

      . during periods of market volatility; or

      . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

[GRAPHIC] Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains. The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

      In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

      If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Year 2000 Readiness

      The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

      While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

      The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Account and Share Information (cont.) [GRAPHIC]

      Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, it may be difficult to determine the Year 2000 readiness of foreign service providers or foreign securities issuers. This is especially true of entities or issuers in emerging markets.

      The financial impact of these issues for the Fund is still being determined. While there can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund, the Board of Directors and the Corporation's officers receive status reports from the Fund's service providers to ensure that appropriate steps are being taken to address these issues.

Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

      Fund distributions are expected to be primarily capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

[GRAPHIC] Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Fund. The
      Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-adviser) to manage the Fund, subject to oversight by the Adviser.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of June 30, 1999, the Adviser had approximately $10.5 billion in assets under management and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of June 30, 1999, BPI had approxi-mately $1.9 billion of total assets under management. The Sub-adviser's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Manager. The Fund is managed by Dan Jaworski, founder, Managing
      Director and Chief Investment officer of the Sub-adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

      The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company is custodian of the assets and securities of the Marshall Funds and provides shareholder support, sub-transfer agency and other administrative services to shareholders directly and through its division, Marshall Funds Investor Services. The annual custody fees of the Fund are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund's average daily net assets.

      Marshall & Ilsley Trust Company receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Financial Information [GRAPHIC]

      The Fund has a fiscal year end of August 31. As this is the first fiscal year for the Fund's Class I Shares, financial information is not yet available.

A Statement of Additional Information (SAI) dated August 20, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report dis-cusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-236-FUND (3863).

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

                                                                 Cusip 000000000
                                                                G00714-05 (8/99)

                                        Investment Company Act File No. 811-7047

STATEMENT OF ADDITIONAL INFORMATION

MARSHALL INTERNATIONAL STOCK FUND

A Portfolio of Marshall Funds, Inc.

CLASS I SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Marshall International Stock Fund Class I Shares, dated August 20, 1999. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or Annual Report without charge by calling Marshall Funds Investor Services at 414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).

   august 20, 1999

CONTENTS

How are the Marshall Funds Organized? 1
Securities in Which the Fund Invests 1
Securities Descriptions, Techniques and Risks 2
Investment Limitations 11
Determining Market Value of Securities 12
What Do Shares Cost? 13
How is the Fund Sold? 13
How to Buy Shares 13
Account and Share Information 14
What are the Tax Consequences? 14
Who Manages the Fund? 15
How Does the Fund Measure Performance? 19
Performance Comparisons 19
Economic and Market Information 20
Financial Statements 21
Appendix 22
Addresses 25






PRODUCT CODE (08/99)

FEDERATED SECURITIES CORP.

Distributor

A subsidiary of FEDERATED INVESTORS, INC.

HOW ARE THE MARSHALL FUNDS ORGANIZED?

     Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and the Fund. This Statement uses the same terms as defined in the prospectus. The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code. SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:
o       P = PRINCIPAL investment of the Fund (shaded in chart); or
o       A = ACCEPTABLE (but not principal) investment of the Fund; or

-------------------------------------- ----------------------
SECURITIES                              INTERNATIONAL STOCK
                                               FUND

-------------------------------------- ----------------------
--------------------------------------- ---------------------
AMERICAN DEPOSITARY RECEIPTS                     A

--------------------------------------- ---------------------
--------------------------------------- ---------------------
ASSET-BACKED SECURITIES 1                        A

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BANK INSTRUMENTS 2                               A

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BORROWING 3                                      A

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COMMON STOCK                                     P

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COMMON STOCK OF FOREIGN COMPANIES                P

--------------------------------------- ---------------------
---------------------------------------
CONVERTIBLE SECURITIES                           A

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DEBT OBLIGATIONS                                 A

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DERIVATIVE CONTRACTS AND SECURITIES              A

--------------------------------------- ---------------------
--------------------------------------- ---------------------
EUROPEAN DEPOSITARY RECEIPTS                     A

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FIXED RATE DEBT OBLIGATIONS                      A

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--------------------------------------- ---------------------
FLOATING RATE DEBT OBLIGATIONS                   A

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--------------------------------------- ---------------------
FOREIGN CURRENCY HEDGING TRANSACTIONS            A

--------------------------------------- ---------------------
--------------------------------------- ---------------------
FOREIGN CURRENCY TRANSACTIONS                    A

---------------------------------------
--------------------------------------- ---------------------
FOREIGN SECURITIES                               P

--------------------------------------- ---------------------
---------------------------------------
FORWARD COMMITMENTS, WHEN-ISSUED AND             A
DELAYED DELIVERY TRANSACTIONS

--------------------------------------- ---------------------
--------------------------------------- ---------------------
FUTURES AND OPTIONS TRANSACTIONS                 A

--------------------------------------- ---------------------
--------------------------------------- ---------------------
GLOBAL DEPOSITARY RECEIPTS                       A

--------------------------------------- ---------------------
--------------------------------------- ---------------------
ILLIQUID AND RESTRICTED SECURITIES 4             A

--------------------------------------- ---------------------
--------------------------------------- ---------------------
LENDING OF PORTFOLIO SECURITIES                  A

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MORTGAGE-BACKED SECURITIES                       A

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PREFERRED STOCKS                                 A

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PRIME COMMERCIAL PAPER 5                         A

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REPURCHASE AGREEMENTS                            A

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REVERSE REPURCHASE AGREEMENTS                    A

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SECURITIES OF OTHER INVESTMENT                   A
COMPANIES

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SWAP TRANSACTIONS                                A

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U.S. GOVERNMENT SECURITIES                       A

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--------------------------------------- ---------------------
VARIABLE RATE DEMAND NOTES                       A

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WARRANTS                                         A

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1.   The  Fund may  invest  in  Asset-Backed  Securities  rated,  at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's (S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)) or if unrated, determined by the Adviser to be of comparable quality.

2.   The Fund may purchase foreign Bank Instruments without limit.

3. The Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets to secure such borrowings.

4.   The Fund may invest up to 15% of its assets in illiquid securities.

5. The Fund may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated determined by the Adviser to be of comparable quality. SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-adviser, as applicable.

ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk. BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as Bank Instruments.

     FOREIGN BANK INSTRUMENTS. Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

      ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage of 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, the Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Fund may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund believes that
Section 4(2) commercial paper and certain other restricted securities which meet the Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

     DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involves many of the same risks of investing directly in foreign securities.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

    COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. The Fund may treat such redeemable preferred stock as a fixed income security. WARRANTS provide an option to buy the issuer's stock or other equity securities at a specified price. If the Fund holds a warrant, it may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

      FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

      As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

      FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

        FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of the Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.


     PURCHASING AND WRITING PUT AND CALL OPTIONS on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.

EXCHANGE-TRADED FUTURES CONTRACTS are used for the purchase or sale of foreign currencies (Foreign Currency Futures) AND will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of the Fund's portfolio securities or the prices of securities that the Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses. FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, the Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

      FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements. The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     MARGIN IN FUTURES TRANSACTIONS. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. The Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. The Fund may also write
(sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future. In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. The Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     LIMITATION ON OPEN FUTURES POSITIONS. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. STOCK INDEX OPTIONS. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by Adviser. RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.


     MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages. Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility. CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy. Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange (SWAP) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Fund will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If the Fund enters into a swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The Fund expects to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund's obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Fund may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Fund does not intend to use these transactions in a speculative manner. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in the Fund's limitation on investments in illiquid securities. To the extent the Fund sells caps and floors, it will maintain in a segregated account liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to the Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose the Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.


     TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies, and foreign securities. The Fund's temporary investments must be of comparable quality to its primary investments.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed unless authorized by the "majority of its outstanding voting securities" of the Fund, as defined by the Investment Company Act. SELLING SHORT AND BUYING ON MARGIN The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts.

     PLEDGING ASSETS The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

     LENDING CASH OR SECURITIES The Fund will not lend any of its assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations.

     INVESTING IN COMMODITIES The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase and sell futures contracts and related options, and may also enter into forward contracts and related options.

     INVESTING IN REAL ESTATE The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

     DIVERSIFICATION OF INVESTMENTS With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

     CONCENTRATION OF INVESTMENTS The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities shall not be considered investments in any one industry.

     UNDERWRITING The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

     NON-FUNDAMENTAL LIMITATIONS The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     INVESTING IN ILLIQUID AND RESTRICTED SECURITIES The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases).

     PURCHASING SECURITIES TO EXERCISE CONTROL The Fund will not purchase securities of a company for the purpose of exercising control or management.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

     INVESTING IN OPTIONS Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts. The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated cash in the amount of any further payment. The Fund will not write call options in excess of 25% of the value of its total assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

     DETERMINING MARKET VALUE OF SECURITIES

MARKET VALUES

Market values of portfolio securities are determined as follows:

        for equity securities, at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, at the mean between the last closing bid and asked prices;

        for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

        for short-term obligations, at the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued at the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others. WHAT DO SHARES COST?

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "How to Buy Shares" and "What Do Shares Cost." HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor or Adviser (but not out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes. REDEMPTION IN KIND Although the Fund intends to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act or 1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Fund's Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Fund's Directors deem fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Shareholders of the Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares. The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares. As of July 1, 1999, the following shareholders owned of record 5% or more of the Fund's outstanding Class Y
Shares: Vallee, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 7,144,330 shares (35.80%); Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 9,213,386 shares (31.88%); and Enele Co., FBO: TTF International, Portland, OR, owned approximately 1,052,682 shares (5.27%). As of July 1, 1999, the following shareholder owned of record 5% or more of the Fund's outstanding Class A Shares: Robert Sawyers & Marjorie Sawyers, Appleton, WI, owned approximately 3,111 shares (26.83%). WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. FOREIGN INVESTMENTS Investment income on certain foreign securities purchased by the Fund may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). The Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's' assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital. CAPITAL GAINS Capital gains, when experienced by the Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. WHO MANAGES THE FUND?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year ended August 31, 1998. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex. As of July 1, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.



NAME                                                                          AGGREGATE
BIRTHDATE                                                                     COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM
POSITION WITH CORPORATION    FOR PAST 5 YEARS                                 CORPORATION


JOHN DEVINCENTIS             Independent Financial Consultant; Retired,         $11,000
Age:  65                     formerly, Senior Vice President of Finance,
4700 21st Street             In-Sink-Erator Division of Emerson Electric.

Racine, WI

DIRECTOR

JAMES MITCHELL**             Group Vice President, Citation Corporation;          $0
Age:  52                     formerly President and Chief Executive
4051 North 27th Street       Officer, Interstate Forging Industries;
Milwaukee, WI                formerly Chairman, Ayrshire Precision

DIRECTOR                     Engineering.

DUANE E. DINGMANN**          Retired; formerly President and owner,               $0
Age:  68                     Trubilt Auto Body, Inc. and Telephone
1631 Harding Avenue          Specialists, Inc.; formerly Class B
Eau Claire, WI               (nonbanking) Director, Ninth Federal
DIRECTOR                     Reserve District, Minneapolis, MN.

BARBARA J. POPE**            President, Barbara J. Pope, P.C., a                  $0
Age:  51                     financial consulting firm; President;
115 South LaSalle Street     Sedgwick Street Partners LLC; general
Suite 2285                   partner of a private investment partnership.

Chicago, IL

DIRECTOR

JOHN M. BLASER** +           Vice President, Marshall & Ilsley Trust              $0
Age:  42                     Company; formerly, Partner and Chief
1000 North Water Street      Financial Officer, Artisan Partners Limited
Milwaukee, WI                Partnership; formerly, Chief Financial
PRESIDENT AND DIRECTOR       Officer and Principal Administrative and

                             Finance Officer, Artisan Funds, Inc.;
                             formerly, Senior Vice President, Kemper

                             Securities.

DAVID W. SHULZ** +           President and Director, M&I Investment               $0
Age:  41                     Management Corp.; Vice President, Marshall
1000 North Water Street      & Ilsley Trust Company.

Milwaukee, WI

DIRECTOR

JO A. DALES                  Vice President, Marshall & IIsley Trust              $0
Age:  38                     Company. Formerly, Senior Audit Manager of
1000 North Water Street      Marshall & IIsley Corporation and
Milwaukee, WI                Operations Specialist for Firstar Trust
VICE PRESIDENT               Company.

ANN K. PEIRICK               Assistant Vice President, Marshall & IIsley          $0
Age:  45                     Trust Company. Formerly, Senior Financial
1000 North Water Street      Analyst-Community Bank Finance and Manager
Milwaukee, WI                of Corporate Financial Analysis, Bank One,

TREASURER                    Wisconsin.

BROOKE J. BILLICK            Vice President and Securities Counsel,               $0
Age:  45                     Marshall & IIsley Trust Company, M&I
1000 North Water Street      Investment Management Corp.; formerly,
Milwaukee, WI                shareholder Gibbs, Roper, Loots & Williams
SECRETARY                    SC.

** Elected as a director on May 24, 1999.

ADVISER TO THE FUND

The Adviser conducts investment research and makes investment decisions for the Fund. The Fund's investment adviser is M&I Investment Management Corp. (Adviser), a wholly owned subsidiary of Marshall & Ilsley Corp. The Adviser shall not be liable to the Corporation, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer. SUB-ADVISER TO THE FUND BPI Global Asset Management LLP (BPI) is the Sub-adviser to the Fund. It is the Adviser's responsibility to select a Sub-adviser for the Fund that has distinguished itself in its area of expertise in asset management and to review the Sub-adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Directors whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the Fund, except those operations contracted to BPI, the custodian, the transfer agent, and the administrator. Although BPI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the Fund, subject to the Fund's investment goal, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-adviser receives a fee at the annual rate of 0.40% of the Fund's average daily net assets. The Sub-Adviser is paid by the Adviser and not by the Fund. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S. Securities and Exchange Commission. BPI was formed in March 1997 as a Delaware limited liability partnership between BPI Global Holdings USA, Inc. (BPI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. BPI Holdings USA is a wholly-owned subsidiary of BPI Global Holdings, Inc., which is a wholly-owned subsidiary of BPI Financial Corporation, located at Toronto, Ontario (Canada). JBS is owned by BPI's portfolio managers and its President. For the fiscal years ended August 31, 1998, 1997, and 1996, the Adviser paid Templeton Investment Counsel, Inc. (the Fund's former Sub-adviser) $1,072,613, $816,182, and $544,167, respectively.

     BANKING LAWS Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations. M&I Corp. believes, based on the advice of its counsel, that M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If M&I Investment
Management Corp. and M&I Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp. and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences.

BROKERAGE TRANSACTIONS The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund, the Adviser, or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, BPI, or their affiliates might otherwise have paid, it would tend to reduce their expenses. Aggregate total commissions with brokers that provided research were $963,061 on transactions with an aggregate principal value of $735,067,013 during the fiscal year ended August 31, 1998.

     ADMINISTRATOR Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee at an annual rate as specified below:

               MAXIMUM                       AVERAGE AGGREGATE DAILY NET
            ADMINISTRATIVE FEE               ASSETS OF THE CORPORATION

               .150%                          on the first $250 million
               .125%                          on the next $250 million
               .100%                          on the next $250 million
               .075%                      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS as administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of the Fund;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of the Fund; and providing advice to the Fund's and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses. The transfer agent may employ third parties, including Marshall & Ilsley Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses. CUSTODIAN Marshall & Ilsley Trust Company (M&I Trust Company), Milwaukee, Wisconsin, a subsidiary of Marshall & Ilsley Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets. SUB-CUSTODIAN State Street Bank and Trust Company, Boston, Massachusetts, the Fund's sub-custodian, has entered into agreements with foreign sub-custodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign sub-custodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign sub-custodians is based on a schedule of charges agreed on from time to time.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, Boston, Massachusetts is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

---------------------------------- -------------------------- --------------------------
       ADVISORY FEE PAID/            BROKERAGE COMMISSIONS     ADMINISTRATIVE FEE PAID
       ADVISORY FEE WAIVED                   PAID

                                   -------------------------- --------------------------
---------------------------------- -------------------------- --------------------------
    FOR THE FISCAL YEAR ENDED         FOR THE FISCAL YEAR     FOR THE FISCAL YEAR ENDED

            AUGUST 31                        ENDED                    AUGUST 31
                                           AUGUST 31
---------------------------------- -------------------------- --------------------------
----------------------------------------------------------------------------------------
   1998        1997       1996      1998     1997     1996     1998     1997     1996
----------------------------------------------------------------------------------------
$2,504,141  $1,857,261 $1,179,310 $265,289 $340,030 $115,382 $211,050 $161,481 $108,298
$0          $0         $0
----------------------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

YIELD

The yield for the Fund's Class I Shares is calculated by dividing: (i) the net investment income per share earned by the Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees. PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Fund's shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

        MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

        LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

        CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

        DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

        STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

        MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 Nasdaq-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

        FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

        SEI DATA BASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

        MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 mutual funds available.

FINANCIAL STATEMENTS

The Fund's financial statements for the fiscal year ended August 31, 1998, are incorporated herein by reference from the Fund's Annual Report dated August 31, 1998 (for the fiscal year ended August 31, 1998) and Semi-Annual Report dated February 28, 1999 (for the semi-annual period ended February 28, 1999). (File Nos. 33-48907 and 811-58433). A copy of the Annual Report and the Semi-Annual Report for the Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-FUND (3863).

APPENDIX

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's.

     FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS

     P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

     PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated

     PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

     STANDARD AND POOR'S MUNICIPAL BOND RATINGS AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     BAA- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     NR -- Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD AND POOR'S MUNICIPAL NOTE RATINGS SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 -- Satisfactory capacity to pay principal and interest.

     MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


ADDRESSES
MARSHALL INTERNATIONAL STOCK FUND                         770 North Water Street
                                                          Milwaukee, Wisconsin 53202

DISTRIBUTOR

               Federated Securities Corp.                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779
ADVISER

               M&I Investment Management Corp.            1000 North Water Street
                                                          Milwaukee, Wisconsin 53202

SUBADVISER

               BPI Global Asset Management LLP            1900 Summit Tower Boulevard
                                                          Suite 450
                                                          Orlando, Florida 32810
CUSTODIAN

               Marshall & Ilsley Trust Company            1000 North Water Street
                                                          Milwaukee, Wisconsin 53202

SUB-CUSTODIAN

               State Street Bank and Trust Company        P.O. Box 8600
                                                          Boston, MA 02266-8600

TRANSFER AGENT, DIVIDEND DISBURSING AGENT
AND PORTFOLIO ACCOUNTING SERVICES

               Federated Services Company                 Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779

LEGAL COUNSEL                                             Bell, Boyd & Lloyd
                                                          Three First National Plaza
                                                          70 West Madison Street, Suite 3300
                                                          Chicago, IL 60602-4207

INDEPENDENT PUBLIC ACCOUNTANTS

               Arthur Andersen LLP                        225 Franklin Street
                                                          Boston, MA 02110-2812

Marshall Funds Investor Services
1000 North Water Street
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348




414-287-8555 or 800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services 1-800-236-209-3520

Internet address: http://www.marshallfunds.com


PART C. OTHER INFORMATION.

Item 23.       EXHIBITS:

   (a)   Conformed copy of Articles of Incorporation of the Registrant (8.);

          (i)  Conformed   copy  of   Amendment   No.  1  to  the   Articles  of
               Incorporation (8.);

          (ii) Conformed   copy  of   Amendment   No.  2  to  the   Articles  of
               Incorporation (8.);

          (iii)Conformed   copy  of   Amendment   No.  3  to  the   Articles  of
               Incorporation (8.);

          (iv) Conformed   copy  of   Amendment   No.  4  to  the   Articles  of
               Incorporation (6.);

          (v)  Conformed   copy  of   Amendment   No.  5  to  the   Articles  of
               Incorporation (8.);

          (vi) Conformed   copy  of   Amendment   No.  6  to  the   Articles  of
               Incorporation (12.);

          (vii)Conformed   copy  of   Amendment   No.  7  to  the   Articles  of
               Incorporation (14.);

          (viii)  Conformed   copy  of  Amendment  No.  8  to  the  Articles  of
               Incorporation (18.);

          (ix)   Form of Amendment No. 9 to the Articles of Incorporation (18.);

   (b)   Copy of By-Laws of the Registrant (8.);

   (c) Copy of Specimen Certificates for Shares of Capital Stock of the Marshall Mid-Cap Growth Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap Growth Fund (16.);

------------------------
 +    All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33- 48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33- 48907 and

    811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

                       (d) Conformed copy of Investment Advisory Contract of the Registrant (4.); (i) Conformed copy of Exhibit G of the Investment Advisory Contract (5.);

                              (ii) Conformed copy of Exhibit H of the Investment
                             Advisory Contract (5.); (iii) Conformed copy of
                             Exhibit I of the Investment Advisory Contract (5.);

                              (iv) Conformed copy of Exhibit J of the Investment
                                 Advisory Contract (5.); (v) Conformed copy of Exhibit K of the Investment Advisory Contract (7.);

                             (vi) Conformed copy of Exhibit L of the Investment Advisory Contract (7.); (vii) Conformed copy of Exhibit M of the Investment Advisory Contract; (12.); (viii) Conformed copy of Federated Management Sub-Advisory Agreement with the Registrant (7.);

                              (ix) Conformed copy of Templeton Investment
                               Counsel, Inc., Sub-Advisory Agreement with the M & I Investment Management, Inc.(9.); (x) Conformed copy of Exhibit N to the Investment Advisory Contract (14);

                              (xi) Conformed copy of Subadvisory Contract
                       between M&I Investment Management Corp. and BPI Global Asset Management LLP dated March 29, 1999 + (e) (i) Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A through J; (12.);

------------------------
+       All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

(ii) Conformed copy of Exhibit K of the Distributor's Contract (15.);

(iii) Form of Exhibit L of the Distributor's Contract (18.);

(f)  Not applicable;

(g)  (i) Conformed copy of Custodian Contract of the Registrant (7.);

(ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian Agreement (16.);

(iii)Copy of  Amendment  No.  2 to  Schedule  A of the  Sub-Custodian  Agreement
     (16.);

(iv) Copy of Amendment No. 3 to Schedule A of the Sub-Custodian Agreement (17.);

(v)  Conformed copy of Sub-Transfer Agency and Services Agreement (10.);

(h) (i) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant (11.);

(ii) Conformed copy of Amendment No. 1 to Schedule A of Fund Accounting and Shareholder Recordkeeping Agreement (15.);

(iii)Conformed copy of Amendment No. 2 to Schedule A of Fund Accounting and Shareholder Recordkeeping Agreement (16.);

(iv) Conformed copy of Amendment No. 1 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement (15.);

(v) Conformed copy of Annex 1 to Amendment No. 2 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement (16.);

------------------------
+       All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

(vi) Conformed copy of Administrative Services Agreement (7.);

(vii)Conformed  copy of Amendment  No. 1 to  Administrative  Services  Agreement
     (15.);

(viii) Conformed copy of Amendment No. 2 to Administrative Services Agreement (16.);

(ix) Conformed copy of Shareholder Services Agreement of the Registrant on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Money Market Fund, Marshall Short-Term Income Fund, Marshall Short-Term Tax-Free Fund, Marshall Stock Fund, and Marshall Value Equity Fund (4.);

(x) Conformed copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement (6.);

(xi) Conformed copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement (7.);

(xii)Conformed copy of Amendment No. 3 to Schedule A of the Shareholder Services Agreement (12.);

(xiii) Copy of Amendment No. 1 to Schedule B of the Shareholder Services Agreement (11.);

(xiv)Conformed copy of Marshall Funds, Inc. Multiple Class Plan (Marshall Money Market Fund Class A Shares and Class B Shares) (11.);

-------------------
+     All Exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33- 48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33- 48907 and 811-7047.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33- 48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 28, 1998. (File Nos. 33-48907 and 811-7047).


(xiv)Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Short-Term Income Fund, Marshall Small-Cap Stock Fund, Marshall Stock Fund, and Marshall Value Equity Fund (15.);

(xv) Form of Amendment #1 to Exhibit 1 of Shareholder  Services Agreement (18.);
     (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (4.); (j) Conformed Copy of Consent of Independent Public Accountants;(19) (k) Not applicable; (l) Conformed copy of Initial Capital

                             Understanding (11.);

                      (m) (i) Conformed copy of Distribution Plan (4.); (ii) Conformed copy of Exhibit B of Distribution Plan (9.);

-------------------
+     All Exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33- 48907 and 811-7047.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33- 48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 28, 1998. (File Nos. 33-48907 and 811-7047).

                                     (iii) Conformed copy of Exhibit A of
                               Distribution Plan (11.); (iv) Form of Exhibit D of Distribution Plan (18.); (v) Form of 12b-1 Agreement through and including Exhibit B (11.);

                              (vi) Copy of Exhibit C to Rule 12b-1 Agreement of
                             the Registrant (13.); (vii) Conformed copy of Exhibit C to the Distribution Plan of the Registrant (15.); (viii)Form of Exhibit D to the 12b-1 Agreement of the Registrant (18.);

                      (n) Copy of Financial Data Schedules; (19) (o) Form of Multiple Class Plan of the Registrant (18.); (p) (i) Conformed copy of Power of Attorney (11.);

                             (ii) Conformed copy of Power of Attorney dated December 27, 1993 with respect to
                                    James F. Duca, II, President of the
                                    Corporation (6.).
-------------------
+     All Exhibits have been filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33- 48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33- 48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 28, 1998. (File Nos. 33-48907 and 811-7047).

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

Item 25.       INDEMNIFICATION: (5.)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

                         M&I INVESTMENT MANAGEMENT CORP.

               (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of October 1, 1997 M&I Investment Management Corp. had approximately $8.4 billion in assets under management and has managed investments for individuals and institutions since its inception in 1973. M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                    For further information about M & I Investment Mangagement Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV, File No. 801-9118, dated March 4, 1996 as amended.

                                 BPI Global Asset Management LLP.

               (b) BPI Global Asset Management LLP ("BPI") is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of June 30, 1999, BPI had approximately $1.9 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810. For a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or employment of a substantial nature in which a director or officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No. ________, dated
                    ___________________.

     5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

Item 27.       PRINCIPAL UNDERWRITERS:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
          Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc. Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company:
Liberty Term Trust, Inc.- 1999.


(b)

Name and Principal                    Positions and Offices            Positions and Offices
 BUSINESS ADDRESS                        WITH UNDERWRITER               WITH REGISTRANT


Richard B. Fisher                     Director, Chairman, Chief
Federated Investors Tower             Executive Officer, Chief
1001 Liberty Avenue                   Operating Officer, Asst.
Pittsburgh, PA 15222-3779             Secretary and Asst.

                                      Treasurer, Federated
                                      Securities Corp.

Edward C. Gonzales                    Director, Executive Vice           Chairman, Director
Federated Investors Tower             President, Federated,              and Treasurer

1001 Liberty Avenue                   Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                     Director, Assistant Secretary,
Federated Investors Tower             Assistant Treasurer,
1001 Liberty Avenue                   Federated Securities Corp.
Pittsburgh, PA 15222-3779                                                       --

James F. Getz                         President-Broker/Dealer,                  --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                        President-Institutional Sales,     --
Federated Investors Tower             Federated Securities Corp.

1001 Liberty Avenue.
Pittsburgh, PA 15222-3779

David M. Taylor                       Executive Vice President,                 --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                         Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                       Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                        Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                  Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                      Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                  Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                     Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                       Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                           Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                   Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                        Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                    Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                      Senior Vice President,                    --
Federated Investors Tower             Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                    Vice President,                            --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                    Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John B. Bohnet                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis              Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                         Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                       Vice President,                           --
Federated Investors Tower             Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                  Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                     Vice President,                           --
Federated Investors Tower             Federated Securites Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                      Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Jill Ehrenfeld                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                   Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Gonzales                   Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                       Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                  Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




H. Joeseph Kennedy                    Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                    Vice President,                            --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                         Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                       Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                  Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                    Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Paul V. Riordan                       Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                           Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                      Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                  Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                       Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                       Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                       Vice President,                            --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                    Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                     Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Miles J. Wallace                      Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                        Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                      Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                 Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                      Vice President,                           --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                       Assistant Vice President                  --
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                         Assistant Vice President,                 --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                          Assistant Vice President,                  --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                      Assistant Vice President,                  --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                       Assistant Vice President,                  --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                       Assistant Vice President,                  --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Denis McAuley                         Treasurer,                                --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                        Assistant Secretary,                      --
Federated Investors Tower             Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c)            Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

               MARSHALL FUNDS, INC.................  770 North Water Street
                                                     Milwaukee, Wisconsin 53202

               FEDERATED SHAREHOLDER SERVICES......Federated Investors Tower
               COMPANY.............................       1001 Liberty Avenue
               ("Transfer Agent, Dividend          Pittsburgh, PA  15222-3779
               Disbursing Agent, and Portfolio

               Accounting Services")

               FEDERATED ADMINISTRATIVE SERVICES   Federated Investors Tower

               ("Administrator")                          1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

               M & I INVESTMENT MANAGEMENT CORP.   1000 North Water Street
               ("Adviser")                                Milwaukee, WI  53202

               MARSHALL & ILSLEY TRUST COMPANY     1000 North Water Street
               ("Custodian")                              Milwaukee, WI  53202

               BPI GLOBAL ASSET MANAGEMENT LLP.    1900 Summit Tower Blvd.
               ("Sub-Adviser")                            Suite 450
                                                          Orlando, Florida 32810

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of July, 1999.

                              MARSHALL FUNDS, INC.

                      BY: /s/ C. Todd Gibson
                      C. Todd Gibson, Assistant Secretary
                      Attorney in Fact for Edward C. Gonzales

                      July 23, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/C. Todd Gibson

     C. Todd Gibson                      Attorney In Fact       July 23, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

Edward C. Gonzales                       Chairman, Director,
                                         and Treasurer (Chief
                                         Executive Officer, Principal
                                         Financial and Accounting
                                         Officer)

John DeVincentis                         Director

Ody J. Fish                              Director

Paul E. Hassett                          Director

* By Power of Attorney